OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 927	$ 867	$ 932	$ 792
Current year additions	166	210	603	584
Claims paid	(162)	(193)	(532)	(509)
Currency translation adjustment and other	(14)	9	(86)	26
Balance at September 30	$ 917	$ 893	$ 917	$ 893